Document and Entity Information	12 Months Ended
Jan. 02, 2022 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Entity File Number	01-14830
Document Period End Date	Jan. 02, 2022
Entity Registrant Name	GILDAN ACTIVEWEAR INC.
Entity Address, Address Line One	600 de Maisonneuve Boulevard West
Entity Address, City or Town	Montreal
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	H3A 3J2
City Area Code	514
Local Phone Number	735-2023
Entity Central Index Key	0001061894
Entity Current Reporting Status	Yes
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	192,267,273
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	Z4
Annual Information Form	true
Audited Annual Financial Statements	true
Current Fiscal Year End Date	--01-02
Common Shares
Document Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	GIL
Security Exchange Name	NYSE
Rights to Purchase Common Shares
Document Information [Line Items]
Title of 12(b) Security	Rights to Purchase Common Shares
Trading Symbol	GIL
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1980 Clements Ferry Road
Entity Address, City or Town	Charleston
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29492
City Area Code	843
Local Phone Number	606-3600